SUMMARY OF CHANGES IN WARRANTS (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period | shares	7,214,819
Number of RSUs outstanding, Ending of the period | shares	6,716,797	7,214,819
Weighted Average Exercise Price, Outstanding, Ending Balance
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	8,414,819	2,416,864
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 4.99	$ 2.95
Warrants, Excercised	(16,538)	(1,939,534)
Weighted Average Exercise Price, Exercised	$ 4.51	$ 2.54
Warrants, Forfeited		(6,000)
Weighted Average Exercise Price, Forfeited		$ 2.50
Warrants, Issued		7,943,489
Weighted Average Exercise Price, Issued		$ 5.10
Warrants, Expired	(481,484)
Weighted Average Exercise Price, Expired	$ 4.61
Number of RSUs outstanding, Ending of the period	7,916,797	8,414,819
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 5.08	$ 4.99